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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_|; Amendment Number: _____
     This Amendment (Check only one.): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional investment Manager Filing this Report:

Name:    Sonar Capital Management LLC
Address: 75 Park Plaza
         2nd Floor
         Boston, MA 02116

 Form 13F File Number: 28-11132

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert J. Johnson
Title: Chief Financial Officer
Phone: 617-956-3860

Signature, Place, and Date of Signing:


/s/ Robert J. Johnson           Boston, MA    5/14/07
---------------------------   [City, State]    [Date]
      [Signature]

 Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

FORM 13F FILE NUMBER     NAME

28-___________________   _________________________________
[Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:          111
Form 13F Information Table Value Total:      473,549
                                          (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME

___   28-_________________   __________________________

[Repeat as necessary.]

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
COLUMN 1                        COLUMN 2   COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
                                TITLE OF             VALUE     SHS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                    CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
ALCOA INC                             COM 013817101     102      3,000 SH          SOLE                 3,000    0     0
ALEXION PHARMACEUTICALS INC           COM 015351109   6,637    153,500 SH          SOLE               153,500    0     0
AMKOR TECHNOLOGY INC                  COM 031652100      56      4,500 SH          SOLE                 4,500    0     0
ANADIGICS INC                         COM 032515108     838     70,900 SH          SOLE                70,900    0     0
ANNTAYLOR STORES CORP                 COM 036115103   5,119    132,000 SH          SOLE               132,000    0     0
ANSOFT CORP                           COM 036384105      47      1,500 SH          SOLE                 1,500    0     0
APPLE INC                             COM 037833100  15,618    168,100 SH          SOLE               168,100    0     0
APPLERA CORP                          COM 038020103  15,518    524,800 SH          SOLE               524,800    0     0
BIGBAND NETWORKS INC                  COM 089750509   1,648     91,500 SH          SOLE                91,500    0     0
CAREER EDUCATION CORP                 COM 141665109     122      4,000 SH          SOLE                 4,000    0     0
CARNIVAL CORP                  PAIRED CTF 143658300       9        200 SH          SOLE                   200    0     0
CERUS CORP                            COM 157085101   1,152    170,600 SH          SOLE               170,600    0     0
CHECKPOINT SYS INC                    COM 162825103     118      5,000 SH          SOLE                 5,000    0     0
CHICOS FAS INC                        COM 168615102      98      4,000 SH          SOLE                 4,000    0     0
CHRISTOPHER & BANKS CORP              COM 171046105   6,223    319,600 SH          SOLE               319,600    0     0
CIENA CORP           COM STK          COM 171779309  27,813    995,100 SH          SOLE               995,100    0     0
CLEARWIRE CORP                       CL A 185385309     409     20,000 SH          SOLE                20,000    0     0
COLDWATER CREEK INC                   COM 193068103      91      4,500 SH          SOLE                 4,500    0     0
COMPUWARE CORP                        COM 205638109     142     15,000 SH          SOLE                15,000    0     0
COMTECH GROUP INC                     COM 205821200      87      5,000 SH          SOLE                 5,000    0     0
COOPER TIRE & RUBR CO                 COM 216831107      95      5,200 SH          SOLE                 5,200    0     0
CORNING INC                           COM 219350105      68      3,000 SH          SOLE                 3,000    0     0
CYNOSURE INC                         CL A 232577205   1,994     69,100 SH          SOLE                69,100    0     0
CYPRESS SEMICONDUCTOR CORP            COM 232806109  10,574    570,000 SH          SOLE               570,000    0     0
CYTYC CORP                            COM 232946103      51      1,500 SH          SOLE                 1,500    0     0
DOW CHEM CO                           COM 260543103     115      2,500 SH          SOLE                 2,500    0     0
DU PONT E I DE NEMOURS & CO           COM 263534109      99      2,000 SH          SOLE                 2,000    0     0
DYNAMIC MATLS CORP                    COM 267888105      98      3,000 SH          SOLE                 3,000    0     0
ETHAN ALLEN INTERIORS INC             COM 297602104     106      3,000 SH          SOLE                 3,000    0     0
EXPRESS SCRIPTS INC                   COM 302182100       8        100 SH          SOLE                   100    0     0
FLAMEL TECHNOLOGIES SA             SP ADR 338488109     730     28,500 SH   PUT    SOLE                28,500    0     0
FORD MTR CO DEL                       COM 345370860      95     12,000 SH          SOLE                12,000    0     0
GAP INC DEL                           COM 364760108  18,845  1,095,000 SH          SOLE             1,095,000    0     0
GENERAL ELECTRIC CO                   COM 369604103     103      2,900 SH          SOLE                 2,900    0     0
GENERAL MTRS CORP                     COM 370442105     123      4,000 SH          SOLE                 4,000    0     0
GENZYME CORP                          COM 372917104      90      1,500 SH          SOLE                 1,500    0     0
GILEAD SCIENCES INC                   COM 375558103     100      1,300 SH          SOLE                 1,300    0     0
GUESS INC                             COM 401617105      97      2,400 SH          SOLE                 2,400    0     0
HARMONIC INC                          COM 413160102      49      5,000 SH          SOLE                 5,000    0     0
HEALTHEXTRAS INC                      COM 422211102      43      1,500 SH          SOLE                 1,500    0     0
INTEGRATED DEVICE TECHNOLOGY          COM 458118106  10,023    650,000 SH          SOLE               650,000    0     0
INTEVAC INC                           COM 461148108      92      3,500 SH          SOLE                 3,500    0     0
JA SOLAR HOLDINGS CO LTD           SP ADR 466090107     452     25,000 SH          SOLE                25,000    0     0
KINDRED HEALTHCARE INC                COM 494580103      98      3,000 SH          SOLE                 3,000    0     0
LATTICE SEMICONDUCTOR CORP            COM 518415104   6,532  1,116,500 SH          SOLE             1,116,500    0     0
LINEAR TECHNOLOGY CORP                COM 535678106   7,108    225,000 SH          SOLE               225,000    0     0
LITTELFUSE INC                        COM 537008104     102      2,500 SH          SOLE                 2,500    0     0
MEMC ELECTR MATLS INC                 COM 552715104     106      1,750 SH          SOLE                 1,750    0     0
MEDAREX INC                           COM 583916101      58      4,500 SH          SOLE                 4,500    0     0
MICREL INC                            COM 594793101   8,155    740,029 SH          SOLE               740,029    0     0
MICROCHIP TECHNOLOGY INC              COM 595017104  10,268    289,000 SH          SOLE               289,000    0     0
MICROSEMI CORP                        COM 595137100   7,257    348,717 SH          SOLE               348,717    0     0
NEKTAR THERAPEUTICS                   COM 640268108  13,390  1,025,300 SH          SOLE             1,025,300    0     0
NEXTEST SYS CORP                      COM 653339101      98      7,000 SH          SOLE                 7,000    0     0


OMNIVISION TECHNOLOGIES INC           COM 682128103      45      3,500 SH          SOLE                 3,500    0     0
ONYX PHARMACEUTICALS INC              COM 683399109  10,433    420,000 SH          SOLE               420,000    0     0
PAREXEL INTL CORP                     COM 699462107     108      3,000 SH          SOLE                 3,000    0     0
PARKER DRILLING CO                    COM 701081101      94     10,000 SH          SOLE                10,000    0     0
POWERWAVE TECHNOLOGIES INC            COM 739363109      97     17,000 SH          SOLE                17,000    0     0
PROGRESS SOFTWARE CORP                COM 743312100      94      3,000 SH          SOLE                 3,000    0     0
QUALCOMM INC                          COM 747525103  29,457    690,500 SH          SOLE               690,500    0     0
RADIOSHACK CORP                       COM 750438103      95      3,500 SH          SOLE                 3,500    0     0
RESEARCH IN MOTION LTD                COM 760975102     109        800 SH          SOLE                   800    0     0
SAPIENT CORP                          COM 803062108      89     13,000 SH          SOLE                13,000    0     0
SEMICONDUCTOR HLDRS TR           DEP RECT 816636203     404     12,100 SH          SOLE                12,100    0     0
SEMTECH CORP                          COM 816850101   4,781    354,700 SH          SOLE               354,700    0     0
SIGMA DESIGNS INC                     COM 826565103  27,171  1,034,700 SH          SOLE             1,034,700    0     0
SMITH MICRO SOFTWARE INC              COM 832154108      48      2,600 SH          SOLE                 2,600    0     0
STEIN MART INC                        COM 858375108      98      6,000 SH          SOLE                 6,000    0     0
SWITCH AND DATA FACILITIES COM        COM 871043105     272     15,000 SH          SOLE                15,000    0     0
TEXAS INDS INC                        COM 882508104  10,084    335,000 SH          SOLE               335,000    0     0
TIDEWATER INC                         COM 886423102      59      1,000 SH          SOLE                 1,000    0     0
US GLOBAL INVS INC                   CL A 902952100      21        800 SH          SOLE                   800    0     0
WET SEAL INC                         CL A 961840105   7,533  1,150,000 SH          SOLE             1,150,000    0     0
ZEBRA TECHNOLOGIES CORP              CL A 989207105     116      3,000 SH          SOLE                 3,000    0     0
AMERICAN EAGLE OUTFITTERS NE          COM 02553E106  10,497    350,000 SH          SOLE               350,000    0     0
ADOLOR CORP                           COM 00724X102   3,149    359,900 SH          SOLE               359,900    0     0
ALLSCRIPTS HEALTHCARE SOLUTI          COM 01988P108      94      3,500 SH          SOLE                 3,500    0     0
ARRIS GROUP INC                       COM 04269Q100  39,404  2,798,600 SH          SOLE             2,798,600    0     0
ATHEROS COMMUNICATIONS INC            COM 04743P108   9,811    410,000 SH          SOLE               410,000    0     0
BIOSANTE PHARMACEUTICALS INC          COM 09065V203     179     30,000 SH  CALL    SOLE                30,000    0     0
BLUE NILE INC                         COM 09578R103     102      2,500 SH          SOLE                 2,500    0     0
CA INC                                COM 12673P105      88      3,400 SH          SOLE                 3,400    0     0
FOXHOLLOW TECHNOLOGIES INC            COM 35166A103      42      2,000 SH          SOLE                 2,000    0     0
FUELCELL ENERGY INC                   COM 35952H106      43      5,500 SH          SOLE                 5,500    0     0
GAMESTOP CORP NEW                    CL A 36467W109     107      3,300 SH          SOLE                 3,300    0     0
GEN-PROBE INC NEW                    CL A 36866T103   5,179    110,000 SH          SOLE               110,000    0     0
ICON PUB LTD CO                    SP ADR 45103T107      98      2,300 SH          SOLE                 2,300    0     0
INTUITIVE SURGICAL  INC               COM 46120E602     122      1,000 SH          SOLE                 1,000    0     0
J CREW GROUP INC                      COM 46612H402   3,354     83,500 SH          SOLE                83,500    0     0
JUNIPER NETWORKS INC                  COM 48203R104  33,358  1,695,000 SH          SOLE             1,695,000    0     0
KENDLE INTERNATIONAL INC              COM 48880L107     124      3,500 SH          SOLE                 3,500    0     0
LIFEPOINT HOSPITALS INC               COM 53219L109      57      1,500 SH          SOLE                 1,500    0     0
MANNKIND CORP                         COM 56400P201   4,945    345,800 SH          SOLE               345,800    0     0
NETLOGIC MICRSYSTEMS INC              COM 64118B100  16,132    606,000 SH          SOLE               606,000    0     0
NOVATEL WIRELESS INC                  COM 66987M604      48      3,000 SH          SOLE                 3,000    0     0
NVIDIA CORP                           COM 67066G104  15,138    526,000 SH          SOLE               526,000    0     0
OPNEXT INC                            COM 68375V105  11,643    787,200 SH          SOLE               787,200    0     0
RED ROBIN GOURMET BURGERS IN          COM 75689M101      58      1,500 SH          SOLE                 1,500    0     0
REGENERON PHARMACEUTICALS             COM 75886F107      43      2,000 SH          SOLE                 2,000    0     0
SAKS INC                              COM 79377W108  14,171    680,000 SH          SOLE               680,000    0     0
SANDISK CORP                          COM 80004C101  25,238    576,200 SH          SOLE               576,200    0     0
SHANDA INTERACTIVE  ENTMT LTD      SP ADR 81941Q203     107      4,000 SH          SOLE                 4,000    0     0
SOURCEFIRE INC                        COM 83616T108      18      1,000 SH          SOLE                 1,000    0     0
SYNAPTICS INC                         COM 87157D109   8,779    343,200 SH          SOLE               343,200    0     0
UNITED STATES OIL FUND LP           UNITS 91232N108     107      2,000 SH          SOLE                 2,000    0     0
VALUECLICK INC                        COM 92046N102      91      3,500 SH          SOLE                 3,500    0     0
VERIZON COMMUNICATIONS                COM 92343V104     104      2,750 SH          SOLE                 2,750    0     0
ZORAN CORP                            COM 98975F101      94      5,500 SH          SOLE                 5,500    0     0
CELLCOM ISRAEL LTD                    SHS M2196U109     456     25,000 SH          SOLE                25,000    0     0
MELLANOX TECHNOLOGIES LTD             SHS M51363113     292     20,000 SH          SOLE                20,000    0     0